Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2022	Increases	Decreases	Transfer	Currency translation	As of December 31, 2022
Fixtures, fittings and installations	3,318	—	—	—	—	3,318
Right of use – Buildings	8,393	226	(158)	—	—	8,462
Technical equipment	2,135	—	(7)	—	—	2,128
Office and IT equipment	1,010	73	(76)	—	5	1,012
Transport equipment	33	—	—	—	2	36
Right of use – Transport equipment	28	—	(28)	—	—	—
Tangible assets in progress	98	246	—	0	—	344
Prepayments on tangible assets	—	—	—	0	—	—
Gross book value of tangible assets	15,017	545	(269)	—	7	15,299
Fixtures, fittings and installations	(1,641)	(318)	—	—	—	(1,959)
Right of use – Buildings	(2,610)	(930)	43	—	—	(3,496)
Technical equipment	(1,644)	(138)	7	—	—	(1,774)
Office and IT equipment	(875)	(111)	73	—	(3)	(915)
Transport equipment	(33)	—	—	—	(2)	(36)
Right of use – Transport equipment	(28)	—	28	—	—	—
Accumulated depreciation of tangible assets(1)	(6,831)	(1,496)	152	—	(5)	(8,180)
Net book value of tangible assets	8,186	(951)	(117)	—	2	7,120
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2021	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2021
Fixtures, fittings and installations	3,313	5	—	—	—	3,318
Right of use – Buildings	7,171	1,362	(139)	—	—	8,393
Technical equipment	2,061	73	—	1	—	2,135
Office and IT equipment	988	53	(35)	—	4	1,010
Transport equipment	31	—	—	—	3	33
Right of use – Transport equipment	65	—	(38)	—	1	28
Tangible assets in progress	1	97	—	—	—	98
Prepayments on tangible assets	—	—	—	—	—	—
Gross book value of tangible assets	13,630	1,590	(212)	—	8	15,017
Fixtures, fittings and installations	(1,320)	(320)	—	—	—	(1,641)
Right of use – Buildings	(1,739)	(901)	30	—	—	(2,610)
Technical equipment	(1,466)	(178)	—	—	—	(1,644)
Office and IT equipment	(783)	(124)	34	—	(3)	(875)
Transport equipment	(31)	—	—	—	(3)	(33)
Right of use – Transport equipment	(36)	(12)	20	—	(1)	(28)
Accumulated depreciation of tangible assets(1)	(5,374)	(1,534)	84	—	(6)	(6,831)
Net book value of tangible assets	8,256	56	(129)	—	3	8,186
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses